Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax (Details) [Line Items]
Income (loss) before tax	$ 37,936	$ (9,293)	$ 46,816	$ 12,822
Income tax expense	$ 10,981	$ (2,374)	$ 13,240	$ 3,295
Percentage effective tax rate			28.28%	25.64%
Tax rate			35.00%	35.00%
Maximum [Member]
Income Tax (Details) [Line Items]
Percentage of tax credits rate			25.00%
Minimum [Member]
Income Tax (Details) [Line Items]
Percentage of tax credits rate			30.00%